Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	¥ 0		¥ 0
Payables to investors at fair value
Initial contribution	0	$ 0	0	¥ 98,800,000
Principal payment	0	0	(141,288,810)	(420,225,590)
Change in fair value	0	$ 0	531,202	6,168,307
Changes in fair value related to balance outstanding at the end of the year	0		0
Unpaid balance of loans at fair value	4,828,316,995		4,947,833,357		$ 661,476,716
Xiaoying Credit Loans
Payables to investors at fair value
Unpaid balance of loans at fair value	4,828,316,995		4,947,823,983		$ 661,476,716
Recurring | Level 3
Payables to investors at fair value
Balance at beginning of the year	0		141,288,810
Initial contribution			0
Principal payment			(141,288,810)
Change in fair value			0
Balance at the end of the year			0	141,288,810
Changes in fair value related to balance outstanding at the end of the year			0
Unpaid balance of loans at fair value	0		0
Unpaid balance of payable to investors	¥ 0		0
Recurring | Level 3 | Xiaoying Credit Loans
Loans at fair value
Balance at beginning of the year			120,279,612
Collection of principal			(189,752,419)
Reinvestment of principal			70,004,009
Change in fair value			¥ (531,202)
Balance at the end of the year				¥ 120,279,612
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input			6.48
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input			6.1